Financial investments and financial receivables - Narrative (Details) - USD ($) $ in Millions	Oct. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Current financial investments		$ 14,297	$ 15,335	$ 29,224
Listed equity securities | Ørsted A/S
Disclosure of financial assets [line items]
Fair value		$ 2,500	1,900
Number of shares acquired in investment, rights issue (in shares)	60,000,000,000
Percentage of shares acquired in equity security		10.00%
Financial assets, rights issue subscription	$ 900
Investment portfolios
Disclosure of financial assets [line items]
Current financial investments		$ 288	$ 366